Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000030198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(2.48%)	(1.00%)	0.77%
C000030197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000030205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
Average Annual Return, Percent	5.16%	3.07%	2.36%
C000030206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000212356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000030207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000030198
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	(0.09%)	1.24%
Without Sales Load [Member] | C000030197
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%	0.20%	1.55%
Without Sales Load [Member] | C000030206
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	3.21%	2.67%
Without Sales Load [Member] | C000212356
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	3.22%	2.68%
Without Sales Load [Member] | C000030207
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	3.12%	2.43%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	4.50%	2.92%	2.23%
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Average Annual Return, Percent	4.81%	3.13%	2.44%
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	4.50%	2.92%	2.23%
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Average Annual Return, Percent	4.81%	3.13%	2.44%
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	4.50%	2.92%	2.23%
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Average Annual Return, Percent	4.81%	3.13%	2.44%
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	4.50%	2.92%	2.23%
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Average Annual Return, Percent	4.81%	3.13%	2.44%